Other non-operating expense (income)	12 Months Ended
Dec. 31, 2024
Other Non Operating Expense [Abstract]
Other non-operating expense (income)

17. Other non-operating expense (income)

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Government grants	—	—	(93)
Restructuring charges	128	4,519	2,784
Impairment of intangible assets	597	—	6,521
Acquisition costs and other	197	712	1,148
Total	922	5,231	10,360

During the year ended December 31, 2024 the Company incurred restructuring charges of $128 (December 31, 2023 - $4,519).